Rule 497(e)

Registration Nos. 333-182308 and 811-22717

FIRST TRUST EXCHANGE-TRADED FUND IV
(the “Trust”)

FIRST TRUST INDXX INNOVATIVE TRANSACTION & PROCESS ETF
(the “Fund”)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 25, 2018

DATED FEBRUARY 6, 2018

Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the following is added after the section entitled “Creation and Redemption of Creation Unit Aggregations”:

Regular Holidays

The Fund generally intends to effect deliveries of Creation Units and securities in its portfolio on a basis of “T” plus two Business Days (i.e., days on which the NYSE is open). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than “T” plus two in order to accommodate local holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, may require a delivery process longer than seven calendar days for the Fund in certain circumstances. It is not expected, however, that the Fund will take more than twelve calendar days from the date of the tender to deliver the redemption proceeds. The holidays applicable to the Fund during such periods are listed below. Certain holidays may occur on different dates in subsequent years. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the regular holidays affecting the relevant securities markets from February 2018 through January 2019 of the below-listed countries are as follows:

Argentina	Australia	Austria	Belgium	Brazil	Canada	Chile
February 3 February 12 March 29 May 1 May 25 June 20 August 20 October 8 November 26 December 25 January 1	March 30 April 2 April 25 June 11 December 25 December 31 January 1 January 26	March 30 April 2 May 1 May 10 May 21 May 31 August 15 October 26 November 1 December 24 December 25 December 26 December 31 January 1 January 6	March 30 April 2 May 1 December 25 December 26 January 1	February 12 February 13 April 21 May 1 September 7 October 12 November 2 November 15 December 25 January 1	February 19 March 30 May 21 July 2 August 6 September 3 October 8 December 25 December 26 January 1	March 30 May 1 June 26 August 15 September 18 September 19 October 15 December 25 January 1

China	Denmark	Finland	France	Germany	Greece	Hong Kong
February 15 February 16 February 19 February 20 February 21 April 5 April 6 April 30 May 1 June 18 September 24 October 1 October 2 October 3 October 4 October 5 December 31 January 1	March 29 March 30 April 2 April 27 May 10 May 11 May 21 June 5 December 24 December 25 December 26 December 31 January 1	March 30 April 2 May 1 May 10 June 22 December 6 December 24 December 25 December 26 December 31 January 1	March 30 April 2 May 1 December 25 December 26 January 1	March 30 April 2 May 1 May 21 October 3 December 24 December 25 December 26 December 31 January 1	February 19 March 30 April 2 April 6 April 9 May 1 May 28 August 15 December 24 December 25 December 26 January 1	February 16 February 19 March 30 April 2 April 5 May 1 May 22 June 18 July 2 September 25 October 1 October 17 December 25 December 26
India	Ireland	Israel	Italy	Japan	Malaysia	Mexico
February 13 March 2 March 29 March 30 May 1 August 15 August 22 September 13 September 20 October 2 October 18 November 7 November 8 November 23 December 25	March 30 April 2 May 7 June 4 December 25 December 26 January 1	March 1 April 5 April 6 April 18 April 19 May 20 July 22 September 9 September 10 September 11 September 18 September 19 September 23 September 24 September 30 October 1	March 30 April 2 May 1 August 15 December 24 December 25 December 26 December 31 January 1	February 11
February 12
March 21
April 29
April 30
May 3
May 4
May 5
July 16
August 11
September 17
September 23
September 24
October 8
November 3
November 23
December 23
December 24
December 31
January 1
January 2
				January 3	February 1 May 1 May 29 May 31 June 1 June 15 August 23 August 31 September 11 September 17 November 6 November 20 December 25 January 1	February 5 March 19 March 29 March 30 May 1 November 2 November 19 December 12 December 25 January 1
New Zealand	Netherlands	Norway	Portugal	Singapore	South Africa	South Korea
February 6 March 30 April 2 April 25 June 4 October 22 January 1 January 2	March 30 April 2 May 1 December 25 December 26 January 1	March 29 March 30 April 2 May 1 May 10 May 17 May 21 December 24 December 25 December 26 December 31 January 1	March 30 April 2 May 1 December 25 December 26 January 1	February 16 March 30 May 1 May 29 June 15 August 9 August 22 November 11 December 25 January 1	March 21 March 30 April 2 April 27 May 1 August 9 September 24 December 17 December 25 December 16 January 1	February 15 February 16 March 1 May 1 May 7 May 22 June 6 August 13 August 15 September 24 September 25 September 26 October 3 October 9 December 25 December 31

Spain	Sweden	Switzerland	Taiwan	Thailand	United Kingdom	United States
March 30 April 2 May 1 December 25 December 26 January 1	March 30 April 2 May 1 May 10 June 6 June 22 November 2 December 24 December 25 December 26 December 31 January 1	March 30 April 2 May 1 May 10 May 21 August 1 December 24 December 25 December 26 December 31 January 1	February 13 February 14 February 15 February 16 February 19 February 20 February 28 April 4 April 5 April 6 May 1 June 18 September 24 October 10 December 31 January 1	March 1 April 6 April 13 April 16 May 1 May 29 July 27 July 30 August 13 October 15 October 23 December 5 December 10 December 31	March 30 April 2 May 7 May 28 August 27 December 25 December 26 January 1	February 19 March 30 May 28 July 4 September 3 November 22 December 25 January 1 January 21

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE